RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
28.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2014 and 2015 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2014	2015

Dayun Culture (1)	Invested by management of the Group	$796	$233

Beijing AirMedia Advertising Co., Ltd. (“AM Jinshi”) (2)	Wholly-owned subsidiary of equity method investee	-	1,182

Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) (2)	Wholly-owned subsidiary of equity method investee	-	615

AirMedia City (Beijing) Outdoor Advertising Co., Ltd. (“AM Outdoor”) (2)	Wholly-owned subsidiary of equity method investee	-	360

Beijing AirMedia Jinshi Advertising Co., Ltd. (“TianJin Jinshi”) (2)	Wholly-owned subsidiary of equity method investee	-	362

BEMC (3)	Equity method investee	157	-

		$953	$2,752

(1)	The amounts due from Dayun Culture represent the unreceived consideration of $796 and $233 for selling 20% of equity interests in AirMedia Lianhe as of December 31, 2014 and 2015.

(2)	The amounts due from AM Jinshi, AirMedia Lianhe, AM Outdoor and TianJin Jinshi represents the amount of concession using fees receivable as of December 31, 2015.

(3)	The amounts due from BEMC represent the uncollected advertising revenues earned from BEMC as of December 31, 2014.

(b)	Details of outstanding balances with the Group’s related parties as of December 31, 2014 and 2015 were as follows:

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2014	2015

AirTV United (1)	Wholly-owned subsidiary of equity method investee	$-	$296

AM Advertising (2)	Equity method investee	-	15,093

		$-	$15,389

(1)	The amounts due to AirTV United raised from the restructuring before the disposal as disclosed in Note 3.

(2)	The amounts due to AM Advertising mainly represent the concession fee payables for using concessions owned by AM Advertising, unpaid loans incurred before the disposal and related interests due to AM Advertising as of December 31, 2015.

(c)	Details of related party transactions for the years ended December 31, 2013, 2014 and 2015 were as follows:

Revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015

BEMC	Equity method investee	$681	$-	$-
AM Jinshi (1)	Wholly-owned subsidiary of equity method investee	-	-	278
AM Advertising (1)	Equity method investee	-	-	2

		$681	$-	$280

Concession cost purchased from:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015

AM Jinshi (1)	Wholly-owned subsidiary of equity method investee	-	-	2
AM Advertising (1)	Equity method investee	-	-	142

		$-	$-	$144

(c)	Details of related party transactions occurred, for the years ended December 31, 2013, 2014 and 2015 were as follows - continued:

Equity transaction with related parties:

		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015

Dayun Culture (2)	Invested by management of the Group	$-	$2,766	$-

		$-	$2,766	$-

(1)	Entities in continuing operations sold some concession in certain airports to discontinued operation. Also continuing operations purchased some concession in certain airports from discontinued operation after the disposal.

(2)	In August 2014, the Group sold 20% equity interest in AirMedia Lianhe, a wholly-owned subsidiary, to Dayun Culture, with a consideration of $2,766.